LOSS ON DEPOSIT (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 19, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC.
loss on deposit		$ 0	$ 396,000	$ 0
Non-refundable payments	$ 124,428
Outstanding Non-refundable payments	$ 325,631